Financial Instruments - Summary of Credit Quality and Maximum Exposure to credit Risk Based on Group's Credit Policy (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		¥ 1,840,246		$ 267,651
Trade receivables		526,974	[1]	76,644	[1]	¥ 587,510
Pledged bank deposits		33,500		4,872		¥ 35,200
Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	56,522		8,220
Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		33,500		4,872
Fixed bank deposits with maturity periods over three months		290,000		42,179
Bank balances and cash		933,250		135,736
12-month ECLs [member] | Stage 1 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		1,313,272		191,007
12-month ECLs [member] | Stage 1 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	56,522
12-month ECLs [member] | Stage 1 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		33,500
Fixed bank deposits with maturity periods over three months		290,000
Bank balances and cash		933,250
Lifetime ECL [member] | Simplified approach [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		526,974		$ 76,644
Trade receivables	[1]	¥ 526,974

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.
[2]	The credit quality of the financial assets included in other receivables and prepayments is considered to be "normal" when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.